Brazilian Central Bank deposits and deposits from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classification:
Financial liabilities at amortized cost	R$ 158,565,482	R$ 118,511,957
Total	158,565,482	118,511,957
Type:
Demand deposits (1)	858,846	5,100,220
Time deposits (2)	126,587,555	95,289,502
Repurchase agreements	31,119,081	18,122,235
Comprising:
Operations Backed by Private Securities (3)	13,688	62,882
Backed operations with Government Securities	31,105,393	18,059,353
Total	R$ 158,565,482	R$ 118,511,957